Earnings Per Share (Details 1) (Stock Options [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Potentially dilutive securities earnings per share
Antidilutive securities excluded from computation of EPS	346	539	587